INCOME TAXES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Federal:
Current					$ 0	$ 0
Deferred					0	0
State
Current					(6,099)	(2,849)
Deferred						0
Sale of New Jersey Net Operating Losses					359,817	486,801
Revenue recognized nine months ended December 31, 2013	$ 0	$ 0	$ 2,269	$ 4,023	$ (353,718)	$ (483,952)